Investments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarizes the amortized cost and fair value of fixed maturity securities
Subtotal, Fair value	$ 31,811	$ 29,201
Available-for-Sale Securities, Amortized cost	28,937	27,496
Available-for-sale Securities, Fair value	31,831	29,221
Fixed maturity securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Due in one year or less, Amortized cost	1,394
Due in one year or less, Fair Value	1,433
Due after one year through five years, Amortized cost	7,316
Due after one year through five years, Fair value	7,993
Due after five years through ten years, Amortized cost	8,295
Due after five years through ten years, Fair value	9,283
Due after ten years, Amortized cost	5,659
Due after ten years, Fair value	6,607
Subtotal, Amortized cost	22,664
Subtotal, Fair value	25,316
Available-for-Sale Securities, Amortized cost	28,922	27,477
Available-for-sale Securities, Fair value	31,811	29,201
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	4,506	5,280
Available-for-sale Securities, Fair value	4,667	5,224
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	1,219	1,347
Available-for-sale Securities, Fair value	1,337	1,379
Fixed maturity securities [Member] | Collateralized debt obligations [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	393	410
Available-for-sale Securities, Fair value	335	302
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Summarizes the amortized cost and fair value of fixed maturity securities
Available-for-Sale Securities, Amortized cost	140	201
Available-for-sale Securities, Fair value	$ 156	$ 213